Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000013133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class A
Trading Symbol	ETAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 94,525,330
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013135
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class C
Trading Symbol	ECAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
AssetsNet	$ 94,525,330
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092720
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class I
Trading Symbol	EIAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 94,525,330
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013173
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class A
Trading Symbol	ETCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 127,165,302
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013172
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class C
Trading Symbol	ECCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
AssetsNet	$ 127,165,302
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063955
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class I
Trading Symbol	EICTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 127,165,302
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013114
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 247,296,530
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013116
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
AssetsNet	$ 247,296,530
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092718
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 247,296,530
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100969
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 703,493,714
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100970
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EMOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%
AssetsNet	$ 703,493,714
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100971
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 703,493,714
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013127
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 152,858,825
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013129
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
AssetsNet	$ 152,858,825
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063948
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class I
Trading Symbol	EINJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 152,858,825
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013145
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class A
Trading Symbol	ETPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 161,102,377
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013147
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class C
Trading Symbol	ECPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
AssetsNet	$ 161,102,377
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063951
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class I
Trading Symbol	EIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 161,102,377
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change Adviser [Text Block]
Updated Prospectus Phone Number	1-800-262-1122